Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) customer item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Bad debt expense	$ 0	$ 0	$ 0
Impairments related to property, plant and equipment	400,000	0	0
Derivative instruments designated as cash flow hedges	0	$ 0	$ 0
Income Tax Expense (Benefit)	0
Taxes, Difference in Bases, Amount	$ 268,000,000
Payment terms for amount payable to affiliate for taxes paid on our behalf	30 days
Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of Fixed Price Contracts | item	6
Sale And Purchase Agreement Term Of Agreement	20 years
Sale And Purchase Agreement Number Of Unaffiliated Counterparties | customer	6
Concentration Risk, Number Of Significant Customers | customer	2
Customer Concentration Risk [Member] | LNG Revenues [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	77.00%
Customer Concentration Risk [Member] | LNG Revenues [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number Of Significant Customers | customer	1
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property lease term	90 years